UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Registered Investment Companies - 99.0%
Alternative Investments - 33.9%
AQR Managed Futures Strategy Fund, Cl.
I	3,206,065	[a]	30,746,165
ASG Global Alternatives Fund, Cl. Y	2,762,058		31,874,147
ASG Managed Futures Strategy Fund, Cl.
Y	2,939,864		32,808,888
DFA Commodity Strategy Portfolio	1,457,619		8,833,171
Dynamic Total Return Fund, Cl. Y	3,671,736	[b]	59,555,566
			163,817,937
Domestic Equity - 34.2%
Dreyfus Select Managers Long/Short
Fund, Cl. Y	8,139,402	[b]	105,242,463
Neuberger Berman Long Short Fund	4,009,692	[a]	59,985,000
			165,227,463
Foreign Equity - 30.9%
BNY Mellon Absolute Insight Multi-
Strategy Fund, Cl. Y	3,714,253	[b]	47,208,150
Dreyfus Global Real Estate Securities
Fund, Cl. Y	6,347,975	[b]	57,322,213
Dreyfus Global Real Return Fund, Cl. Y	3,119,594	[b]	44,672,586
			149,202,949
Total Investments (cost $462,273,572)	99.0%		478,248,349
Cash and Receivables (Net)	1.0%		4,681,948
Net Assets	100.0%		482,930,297

a Non-income producing security.
b Investment in affiliated mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Companies	478,248,349	-	-	478,248,349

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2018, accumulated net unrealized appreciation on investments was $15,974,777, consisting of $19,404,961 gross unrealized appreciation and $3,430,184 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Emerging Markets Fund
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.6%
Australia - 1.5%
Orocobre	937,026	[a]	5,421,311
Chile - 4.4%
Sociedad Quimica y Minera de Chile,
ADR	283,230		15,968,507
China - 25.5%
3SBio	5,627,000	[a,b]	11,465,984
51job, ADR	27,049	[a]	1,895,864
Alibaba Group Holding, ADR	76,647	[a]	15,658,216
Baidu, ADR	47,299	[a]	11,679,069
China Biologic Products Holdings	135,259	[a]	10,946,511
China Harmony New Energy Auto
Holding	11,413,000	[a]	8,403,659
Ctrip.com International, ADR	85,239	[a]	3,987,480
Hollysys Automation Technologies	250,134		6,345,900
JD.com, ADR	80,377	[a]	3,956,960
TAL Education Group, ADR	136,882		4,458,247
Tencent Holdings	213,405		12,647,192
Yum China Holdings	32,095		1,488,887
			92,933,969
Georgia - .6%
BGEO Group	23,499		1,222,495
TBC Bank Group	49,449		1,151,446
			2,373,941
Hong Kong - 4.2%
AIA Group	1,780,000		15,245,473
India - 26.4%
Amara Raja Batteries	149,615		1,905,597
Edelweiss Financial Services	1,315,400		5,805,205
Glenmark Pharmaceuticals	146,176		1,393,187
Godrej Consumer Products	379,574		6,286,473
Hindustan Unilever	247,020		5,318,190
Indiabulls Housing Finance	766,095		16,753,727
ITC	2,519,606		10,751,270
Jubilant Foodworks	76,090		2,444,307
LIC Housing Finance	419,271		3,526,349
Maruti Suzuki India	97,619		14,595,482
PVR	246,485		5,660,295
Reliance Nippon Life Asset Management	621,058	[b]	2,778,485
Titan	235,846		3,224,336

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
India - 26.4% (continued)
Vakrangee	2,759,806		15,826,728
			96,269,631
Indonesia - .5%
Surya Citra Media	8,546,500		1,717,152
Mexico - 3.3%
Fomento Economico Mexicano	478,759		4,673,956
Gentera	3,680,291		3,339,832
Grupo Aeroportuario del Centro Norte	835,800		4,256,296
			12,270,084
Philippines - 3.1%
GT Capital Holdings	118,420		3,104,774
Metropolitan Bank & Trust	1,236,395		2,398,076
Security Bank	824,527		3,953,872
Universal Robina	649,590		2,042,473
			11,499,195
South Africa - 6.1%
Discovery	210,313		2,997,687
Naspers, Cl. N	61,171		17,466,260
Net 1 UEPS Technologies	144,574	[a]	1,739,225
			22,203,172
South Korea - 9.0%
LG Household & Health Care	4,202		4,631,506
Samsung Biologics	4,100	[a,b]	1,683,617
Samsung Electronics	2,802		6,546,790
Samsung SDI	107,913		19,908,097
			32,770,010
Taiwan - 4.5%
Taiwan Semiconductor Manufacturing	1,874,000		16,396,013
Thailand - .5%
Taokaenoi Food & Marketing, Cl. F	2,909,800		2,071,792
United Kingdom - 5.3%
British American Tobacco	218,479		15,012,507
Unilever	74,061		4,206,219
			19,218,726
United States - 1.7%
Applied Materials	114,772		6,155,222
Total Common Stocks (cost $271,008,506)			352,514,198

Other Investment - 3.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $13,839,090)	13,839,090 [c]	13,839,090
Total Investments (cost $284,847,596)	100.4%	366,353,288
Liabilities, Less Cash and Receivables	(.4%)	(1,624,211)
Net Assets	100.0%	364,729,077

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $15,928,086 or 4.37% of net assets.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY
EXCHANGE CONTRACTS
Dreyfus Global Emerging Markets Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
		United States
Australian Dollar	1,293,099	Dollar	1,046,789	2/1/18	(4,808)
		United States
Australian Dollar	570,957	Dollar	462,241	2/2/18	(2,163)
Hong Kong		United States
Dollars	3,377,984	Dollar	432,027	2/1/18	(206)
South African		United States
Rand	4,022,754	Dollar	335,716	2/1/18	3,864
State Street Bank and Trust Co
Hong Kong		United States
Dollars	3,303,552	Dollar	422,457	2/2/18	(151)
UBS
		United States
British Pound	34,077	Dollar	48,129	2/1/18	256
South African		United States
Rand	3,792,932	Dollar	320,168	2/2/18	12
United States
Dollar	2,972	British Pound	2,099	2/1/18	(9)
United States		Mexican New
Dollar	44,617	Peso	831,281	2/1/18	(47)
Gross Unrealized Appreciation					4,132
Gross Unrealized Depreciation					(7,384)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY
EXCHANGE CONTRACTS
Dreyfus Global Emerging Markets Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks	352,514,198	-	- 352,514,198
Registered Investment Company	13,839,090	-	- 13,839,090
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†	-	4,132	-	4,132
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†	-	(7,384)	-	(7,384)

† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred

NOTES

during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2018, accumulated net unrealized appreciation on investments was $81,505,692, consisting of $85,362,965 gross unrealized appreciation and $3,857,273 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund

Description	Shares		Value ($)
Common Stocks - 70.8%
Automobiles & Components - .7%
Autoliv, SDR	3,312	[a]	498,908
Continental	6,293	[a]	1,888,431
Georg Fischer	345	[a]	499,662
			2,887,001
Banks - 4.9%
Bank of America	69,443	[a]	2,222,176
BAWAG Group	21,612	[a,b]	1,258,446
Dah Sing Financial Holdings	122,800	[a]	828,855
ICICI Bank, ADR	141,500	[a]	1,553,670
ING Groep	45,047	[a]	885,347
JB Financial Group	77,545	[a]	479,278
JPMorgan Chase & Co.	7,839	[a]	906,737
KeyCorp	147,965	[a]	3,166,451
Regions Financial	42,318	[a]	813,775
Shinsei Bank	162,800	[a]	2,834,870
UBS Group	46,372	[a,c]	941,639
Wells Fargo & Co.	58,500	[a]	3,848,130
Western Alliance Bancorp	4,421	[a,c]	259,336
			19,998,710
Capital Goods - 7.3%
Airbus	31,704	[a]	3,641,016
CK Hutchison Holdings	96,000	[a]	1,295,929
Dalmia Bharat	23,893	[a]	1,102,638
Dover	28,750	[a]	3,053,537
Fosun International	805,500	[a]	1,902,890
Fraport Frankfurt Airport Services
Worldwide	7,188	[a]	849,952
Grasim Industries	62,110	[a]	1,132,806
Macnica Fuji Electronics Holdings	94,800	[a]	2,618,137
Mitsubishi Heavy Industries	40,800	[a]	1,533,037
Nitta	35,900	[a]	1,512,687
Rheinmetall	14,408	[a]	2,037,484
Rockwell Collins	29,555	[a]	4,093,072
Safran	15,400	[a]	1,738,771
Shin Zu Shing	335,000	[a]	970,098
Siemens	7,121	[a]	1,080,032
United Technologies	5,600	[a]	772,856
Volvo, Cl. B	36,435	[a]	743,737
			30,078,679

January 31, 2018 (Unaudited)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 70.8% (continued)
Commercial & Professional Services - 3.9%
China Online Education Group, ADR	36,073	[a,c]	432,876
Dun & Bradstreet	33,923	[a]	4,197,293
Four Seasons Education	63,400	[a]	536,998
HIS Markit	66,747	[a,c]	3,185,834
KAR Auction Services	27,611	[a]	1,505,904
Pitney Bowes	90,476	[a]	1,276,616
Secom	14,600	[a]	1,115,629
SGS	331	[a]	890,135
Worldpay, Cl. A (Vantiv)	35,460	[a,c]	2,847,793
			15,989,078
Consumer Durables & Apparel - 2.4%
Canada Goose Holdings	5,619	[a]	201,947
Cie Financiere Richemont	10,599	[a]	1,017,140
D.R. Horton	48,620	[a]	2,384,811
Electrolux, Ser. B	24,646	[a]	870,127
PVH	25,380	[a]	3,935,930
Sega Sammy Holdings	110,200	[a]	1,537,369
			9,947,324
Consumer Services - 1.7%
McDonald's	2,359	[a]	403,719
Playa Hotels & Resorts	163,240	[c]	1,691,166
Six Flags Entertainment	29,890	[a]	2,019,368
Tarena International, ADR	102,400	[a]	1,369,088
Vail Resorts	7,010	[a]	1,532,106
			7,015,447
Diversified Financials - 3.2%
Aditya Birla Capital	87,757	[a,c]	235,730
Affiliated Managers Group	6,313	[a]	1,260,264
Bajaj Holdings & Investment	52,516	[a]	2,318,866
Berkshire Hathaway, Cl. B	11,030	[a,c]	2,364,611
Discover Financial Services	15,332	[a]	1,223,494
Evercore, Cl. A	34,705	[a]	3,489,588
Meritz Financial Group	109,025	[a]	1,684,612
OM Asset Management	32,952	[a]	589,511
			13,166,676
Energy - 1.9%
BP, ADR	15,260	[a]	652,975
ConocoPhillips	19,078	[a]	1,121,977
EQT	48,955	[a]	2,657,767
Halliburton	9,296	[a]	499,195
Pioneer Natural Resources	971	[a]	177,606
Royal Dutch Shell, Cl. A, ADR	12,695	[a]	891,697
Schlumberger	12,903	[a]	949,403

Description	Shares		Value ($)
Common Stocks - 70.8% (continued)
Energy - 1.9% (continued)
TechnipFMC	29,414	[a]	954,778
			7,905,398
Food, Beverage & Tobacco - 2.8%
Bunge	1,495	[a]	118,748
Constellation Brands, Cl. A	8,880	[a]	1,948,894
Mondelez International, Cl. A	56,425	[a]	2,505,270
Nestle	11,593	[a]	1,001,675
Philip Morris International	18,360	[a]	1,968,743
United Spirits	42,838	[a,c]	2,212,897
Wilmar International	617,600	[a]	1,506,571
			11,262,798
Health Care Equipment & Services - 5.3%
Aetna	9,318	[a]	1,740,789
Becton Dickinson & Co.	28,998	[a]	7,044,774
Boston Scientific	95,041	[a,c]	2,657,346
Danaher	26,065	[a]	2,639,863
Envision Healthcare	1,252	[a,c]	45,059
Humana	5,500	[a]	1,550,065
Kindred Healthcare	4,132	[a]	38,014
Universal Health Services, Cl. B	26,986	[a]	3,278,799
Zimmer Biomet Holdings	20,695	[a]	2,630,748
			21,625,457
Household & Personal Products - .8%
Beiersdorf	5,966	[a]	707,381
Edgewell Personal Care	34,805	[a,c]	1,965,090
Estee Lauder, Cl. A	5,689	[a]	767,787
			3,440,258
Insurance - 1.9%
Allianz	9,626	[a]	2,432,076
American International Group	38,265	[a]	2,445,899
FGL Holdings	19,560	[a,c]	175,258
NN Group	24,180	[a]	1,140,793
Stewart Information Services	2,845	[a]	126,631
Swiss Life Holding	2,981	[a,c]	1,119,376
Validus Holdings	2,246	[a]	152,054
			7,592,087
Materials - 7.9%
Air Products & Chemicals	13,615	[a]	2,292,358
ArcelorMittal	20,536	[a,c]	745,139
BASF	20,704	[a]	2,424,515
Brenntag	19,278	[a]	1,249,872
Clariant	13,249	[a,c]	379,214
Covestro	7,287	[a,b]	837,592
DowDuPont	47,495	[a]	3,589,672

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 70.8% (continued)
Materials - 7.9% (continued)
Fuji Seal International	40,200	[a]	1,393,762
Givaudan	331	[a]	796,605
Koninklijke DSM	9,440	[a]	975,364
Linde	4,637	[a,c]	1,131,846
Monsanto	11,065	[a]	1,347,717
PPG Industries	7,492	[a]	889,525
Sherwin-Williams	16,579	[a]	6,915,267
Turquoise Hill Resources	576,000	[a,c]	1,745,280
Venator Materials	93,532	[a]	2,115,694
Vulcan Materials	11,350	[a]	1,536,790
W.R. Grace & Co.	27,520	[a]	2,031,526
			32,397,738
Media - 3.3%
DISH Network, Cl. A	29,414	[a,c]	1,379,517
Kadokawa Dwango	89,000	[a]	1,120,958
ProSiebenSat.1 Media	20,205	[a]	772,388
Regal Entertainment Group, Cl. A	11,787	[a]	269,687
Scripps Networks Interactive, Cl. A	44,560	[a]	3,920,834
Time Warner	33,396	[a]	3,184,309
Tribune Media, Cl. A	19,565	[a]	833,273
Twenty-First Century Fox, Cl. A	4,513	[a]	166,530
Videocon d2h, ADR	114,600	[a,c]	994,155
World Wrestling Entertainment, Cl. A	18,870	[a]	667,055
			13,308,706
Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
Ablynx	3,246	[a,c]	176,679
Acorda Therapeutics	330	[a,c]	8,564
Akorn	2,989	[a,c]	96,306
Allergan	30,243	[a]	5,451,603
Bioverativ	14,151	[a]	1,458,402
Dr. Reddy's Laboratories, ADR	19,900	[a]	685,754
Juno Therapeutics	7,186	[a,c]	616,631
Piramal Enterprises	28,175	[a]	1,215,086
Torrent Pharmaceuticals	65,588	[a]	1,404,903
			11,113,928
Real Estate - 1.4%
CK Asset Holdings	156,000	[a]	1,488,677
Far East Consortium International	1,411,910	[a]	817,620
Great Eagle Holdings	193,000	[a]	1,012,783
Sun Hung Kai Properties	72,000	[a]	1,250,829
Vonovia	21,530	[a]	1,061,477
			5,631,386
Retailing - 3.9%
AutoZone	3,545	[a,c]	2,713,485

Description	Shares		Value ($)
Common Stocks - 70.8% (continued)
Retailing - 3.9% (continued)
CarMax	38,155	[a,c]	2,723,122
Hyundai Home Shopping Network	4,808	[a]	538,049
Lowe's	11,655	[a]	1,220,628
Luk Fook Holdings	255,000	[a]	912,734
Luxottica Group	11,593	[a]	745,577
Tiffany & Co.	54,190	[a]	5,779,363
Xiabuxiabu Catering Management China
Holdings	752,000	[a,b]	1,440,044
			16,073,002
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices	6,845	[a]	628,919
ASML Holding	3,644	[a]	738,355
Broadcom	11,086		2,749,661
Himax Technologies, ADR	55,883	[a]	476,682
Infineon Technologies	30,473	[a]	885,693
Microsemi	2,130	[a,c]	131,613
NXP Semiconductors	4,940	[a,c]	594,381
STMicroelectronics	61,277	[a]	1,462,997
			7,668,301
Software & Services - 3.1%
Chinasoft International	3,091,800	[a,c]	2,181,708
Cognizant Technology Solutions, Cl. A	27,805	[a]	2,168,234
Fuji Soft	40,100	[a]	1,379,275
International Business Machines	9,990	[a]	1,635,363
Microsoft	46,490	[a]	4,417,015
Nuance Communications	39,369	[a,c]	701,162
Temenos Group	2,786	[a,c]	384,936
			12,867,693
Technology Hardware & Equipment - 2.9%
F5 Networks	8,733	[a,c]	1,262,268
FLIR Systems	43,990	[a]	2,252,728
Genpact	36,200	[a]	1,228,628
Juniper Networks	15,817	[a]	413,615
Largan Precision	9,000	[a]	1,236,726
Logitech International	10,931	[a]	458,732
Lumentum Holdings	34,755	[a,c]	1,609,157
NetApp	15,766	[a]	969,609
Palo Alto Networks	3,379	[a,c]	533,443
Samsung Electronics	594	[a]	1,387,863
Sinbon Electronics	137,000	[a]	385,445
			11,738,214
Telecommunication Services - 2.2%
ARRIS International	20,668	[a,c]	522,900
Cellnex Telecom	2,333	[a,b]	63,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 70.8% (continued)
Telecommunication Services - 2.2% (continued)
Consolidated Communications Holdings			16,372	[a]	203,831
GDS Holdings, ADR			106,700	[a,c]	3,045,218
Hikari Tsushin			7,600	[a]	1,103,417
PLAY Communications			61,881	[a,b]	628,910
QUALCOMM			2,491	[a]	170,011
SoftBank Group			16,400	[a]	1,349,015
VEON			514,958	[a,c]	1,956,840
					9,043,142
Transportation - 4.4%
CSX			93,597	[a]	5,313,502
Deutsche Lufthansa			26,740	[a]	954,146
FedEx			28,068	[a]	7,367,289
Norfolk Southern			24,245	[a]	3,658,086
Old Dominion Freight Line			1,665	[a]	243,839
Union Pacific			4,504	[a]	601,284
					18,138,146
Utilities - .3%
Calpine			74,401	[a,c]	1,122,711
Dynegy			1,164	[a,c]	14,573
					1,137,284
Total Common Stocks (cost $250,232,074)					290,026,453
		Preferred
		Dividend
Preferred Stocks - .5%
Automobiles & Components - .5%
Volkswagen
(cost $2,091,156)		1.27	10,729	[a]	2,358,025
Description/Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Value ($)
Options Purchased - .8%
Call Options - .8%
Aetna	135		17,200		902,570
Akorn	30		600		1,530
AT&T	40		17,400		5,742
AT&T	41		3,600		684
AT&T	39		3,500		2,380
AT&T	41		2,200		132
AT&T	39		2,100		693
AT&T	38		2,900		3,161
AT&T	42		4,300		129
Discovery Communications	22.5		12,500		28,750
Discovery Communications	25		2,900		1,450
NXP Semiconductors	115		2,700		15,660
NXP Semiconductors	80		51,400		2,086,840

Description/Number of	Exercise	Expiration Notional
Contracts/Counterparty	Price	Date Value ($)		Value ($)
Options Purchased - .8% (continued)
Call Options - .8% (continued)
SPDR S&P 500 ETF	292.5	1,200		264
SPDR S&P 500 ETF	286	1,100		1,650
SPDR S&P 500 ETF	292	6,400		1,024
SPDR S&P 500 ETF	291	100		5
SPDR S&P 500 ETF	291.01	6,400		1,344
SPDR S&P 500 ETF	290	1,700		816
Time Warner	100	7,400		2,368
VMWARE	121	900		6,282
				3,063,474
Put Options - .0%
Acorda Therapeutics	19	2,200		2,090
Acorda Therapeutics	13	4,200		1,680
AT&T	35	4,200		1,344
BROADSOFT	55	800		40
BROADSOFT	55	3,800		190
CVS Health	75	2,100		1,365
Discovery Communications	25	1,100		1,760
Discovery Communications	22.5	9,800	[c]	9,310
Discovery Communications	22.5	5,600		1,680
Hong Kong Hang Seng Index	252	800		10,943
NASDAQ 100 Index	600	400		5,440
NASDAQ 100 Index	630	500		56,000
NeuroDerm	35	500		50
NIKKEI 225	200	14,000		2,181
Qualcomm	62.5	4,300		7,181
S&P 500 Index	279	700		13,951
S&P 500 Index	240	1,000		17,750
S&P 500 Index	276	2,300		31,625
S&P 500 Index	256	2,300		4,830
S&P 500 Index	259	700		1,820
Scripps Networks Interactive	75	4,800		4,320
Straight Path Communications	135	1,400		280
United Technologies	130	5,500		6,985
Vaneck Vectors Semiconductor ETF	106	2,100		4,095
Vaneck Vectors Semiconductor ETF	104	1,100		1,463
Vaneck Vectors Semiconductor ETF	103	1,000		1,100
Vaneck Vectors Semiconductor ETF	102	1,000		860
				190,333
Total Options Purchased (cost $3,643,395)				3,253,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 12.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $50,758,524)	50,758,524 [d]	50,758,524
Total Investments (cost $306,725,149)	84.5%	346,396,809
Cash and Receivables (Net)	15.5%	63,327,279
Net Assets	100.0%	409,724,088

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
SDR—Swedish Depository Receipts

[a]	Held by a broker as collateral for open short positions.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $4,227,992 or 1.03% of net assets.

[c]	Non-income producing security.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Select Managers Long/Short Fund
January 31, 2018 (Unaudited)

Common Stocks - 27.3%	Shares	Value ($)
Automobiles & Components - 1.5%
Fiat Chrysler Automobiles	8,700	210,220
Ford Motor	143,030	1,569,039
General Motors	11,450	485,594
Magna International	21,930	1,253,299
Philips Lighting	20,510	807,220
Tenneco	8,365	485,254
Winnebago Industries	16,635	756,061
Yokohama Rubber	20,200	512,910
		6,079,597
Banks - 1.9%
Agricultural Bank of China	288,000	176,718
Banco Santander, ADR	29,245	216,705
Bank of America	7,250	232,000
Bank of China	291,000	175,210
Bank of Communications Co.	184,500	159,909
China CITIC Bank	210,000	172,883
China Construction Bank	152,000	175,265
China Merchants Bank	43,000	210,805
Commonwealth Bank of Australia	8,168	519,106
Erste Group Bank	4,300	216,377
Handelsbanken	11,000	160,046
Hang Seng Bank	21,900	521,279
Industrial and Commercial Bank of China	229,000	216,627
Intesa Sanpaolo	51,900	203,653
M&T Bank	1,610	307,156
National Bank of Canada	34,530	1,792,191
Nordea Bank	41,700	514,589
OTP Bank	7,000	324,528
State Bank of India	20,765	1,085,387
Swedbank	20,700	529,065
		7,909,499
Capital Goods - 3.2%
AerCap Holdings	6,650	359,765
Air Lease	5,200	252,824
Atlas Copco	4,100	192,255
Boeing	620	219,709
Carlisle Cos	9,050	1,033,600
DMG Mori	26,800	610,039
Eaton	18,815	1,579,896
Emerson Electric	5,150	371,985
HD Supply Holdings	8,300	322,787
Hitachi Construction Machinery	17,100	765,169

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks - 27.3% (continued)	Shares	Value ($)
Capital Goods - 3.2% (continued)
IHI	14,800	494,825
Illinois Tool Works	780	135,463
Ingersoll-Rand	7,445	704,520
Penta-Ocean Construction	104,600	803,878
Regal Beloit	16,610	1,293,919
SKF	6,600	163,118
Spirit Aerosystems Holdings, Cl. A	2,140	219,050
Textron	5,300	310,951
The Middleby	3,280	446,933
United Technologies	11,031	1,522,388
Volvo	12,900	263,324
Wartsila	5,400	369,145
WW Grainger	1,955	527,185
		12,962,728
Commercial & Professional Services - .2%
Robert Half International	16,354	946,570
Consumer Durables & Apparel - 1.1%
D.R. Horton	8,530	418,397
Hasbro	10,867	1,027,692
Leggett & Platt	45,120	2,098,531
Mohawk Industries	1,740	489,044
VF	6,925	561,894
		4,595,558
Consumer Services - 1.1%
Carnival	5,570	398,868
Domino's Pizza	2,505	543,209
H&R Block	38,980	1,034,529
Nielsen Holdings	27,375	1,024,099
Starbucks	25,555	1,451,780
		4,452,485
Diversified Financials - .8%
Ameriprise Financial	1,380	232,806
Charles Schwab	5,550	296,037
China Galaxy Securities	150,000	122,529
CITIC Securities	63,000	167,514
Deutsche Bank	5,994	97,025
Deutsche Bank	22,300	408,982
Legg Mason	35,690	1,521,108
TD Ameritrade Holding	9,450	527,215
		3,373,216
Exchange-Traded Funds - 6.1%
Consumer Discretionary Select Sector SPDR Fund	15,748	1,697,792
Consumer Staples Select Sector SPDR Fund	28,374	1,640,585
Health Care Select Sector SPDR Fund	11,308	996,235
Industrial Select Sector SPDR Fund	15,470	1,233,423

Common Stocks - 27.3% (continued)	Shares	Value ($)
Exchange-Traded Funds - 6.1% (continued)
iShares MSCI Hong Kong ETF	82,000	2,181,200
iShares MSCI Indonesia ETF	28,623	852,679
iShares MSCI Philippines ETF	33,400	1,272,874
SPDR S&P 500 ETF Trust	30,723	8,660,814
Technology Select Sector SPDR Fund	72,426	4,957,560
United States Natural Gas Fund	19,625	492,195
VanEck Vectors Semiconductor ETF	7,091	755,262
		24,740,619
Food & Staples Retailing - 1.4%
Campbell Soup	22,165	1,031,781
CVS Health	31,632	2,489,122
FamilyMart UNY Holdings	9,900	661,995
Wal-Mart Stores	13,042	1,390,277
		5,573,175
Food, Beverage & Tobacco - 1.1%
Ajinomoto	13,000	246,496
General Mills	24,955	1,459,618
Hormel Foods	29,788	1,022,622
Maruha Nichiro	14,100	415,238
PepsiCo	10,545	1,268,563
		4,412,537
Health Care Equipment & Services - .3%
Hologic	23,795	1,016,046
Materials - 1.8%
Armstrong World Industries	12,725	797,857
Crown Holdings	22,470	1,304,383
CSR	87,704	356,187
Ecolab	15,035	2,070,019
LyondellBasell Industries, Cl. A	9,570	1,146,869
Martin Marietta Materials	1,060	241,860
Scotts Miracle-Gro	11,375	1,026,821
Vulcan Materials	1,460	197,684
		7,141,680
Media - 1.0%
Discovery Communications, Cl. A	5,714	143,250
Discovery Communications, Cl. C	40,984	977,878
Omnicom Group	17,800	1,364,370
Publicis Group	19,370	1,339,046
Sinclair Broadcast Group, Cl. A	4,520	167,692
Walt Disney	1,239	134,642
		4,126,878
Pharmaceuticals, Biotechnology & Life Sciences - .5%
Roche Holding	7,365	1,815,632
Takeda Pharmaceutical Company	6,600	387,826
		2,203,458

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks - 27.3% (continued)	Shares		Value ($)
Real Estate - .6%
AvalonBay Communities	1,950	a	332,280
Boston Properties	3,460	a	428,037
Daito Trust Construction	2,900		506,444
Iron Mountain	31,730		1,111,502
Vistra Energy	769		14,996
			2,393,259
Retailing - 1.4%
Amazon. com	170		246,651
Canadian Tire	10,455		1,458,855
Gap	55,106		1,831,723
Home Depot	4,555		915,099
Lowe's Cos	4,230		443,008
Priceline Group	225		430,211
Ulta Beauty	2,110		468,631
			5,794,178
Semiconductors & Semiconductor Equipment - .3%
Cirrus Logic	9,690		480,333
Intel	7,900		380,306
NVIDIA	980		240,884
			1,101,523
Software & Services - 1.4%
Accenture, Cl. A	10,198		1,638,819
Alliance Data Systems	1,760		451,722
Autodesk	5,480		633,598
CA	5,650		202,553
CyberArk Software	11,750		508,540
FleetCor Technologies	1,010		214,625
NTT Data	38,800		455,990
Oracle	11,850		611,341
salesforce.com	2,680		305,279
Zillow Group, Cl. C	12,705		564,864
			5,587,331
Technology Hardware & Equipment - .2%
Brother Industries	31,000		792,535
Telecommunication Services - .3%
AT&T	25,031		937,411
KDDI	15,400		388,350
			1,325,761
Transportation - .6%
Keikyu	34,500		679,445
Kintetsu Group	27,100		1,069,900
Macquarie Infrastructure	8,500		563,975
United Parcel Service, Cl. B	2,289		291,435
			2,604,755

Common Stocks - 27.3% (continued)	Shares	Value ($)
Utilities - .5%
CGN Power	2,025,000	572,089
HK Electric Investments and HK Electric Investments	1,117,500	1,032,837
TOHO GAS	18,400	538,500
		2,143,426
Total Common Stocks (proceeds $101,758,651)		111,276,814
Master Limited Partnerships .0%
Diversified Financials .0%
The Blackstone Group
(proceeds $208,695)	6,300	230,265

Total Securities Sold Short (proceeds $101,967,346)		111,507,079

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt

[a]	Investment in real estate investment trust.

STATEMENT OF FUTURES
Dreyfus Select Managers Long/Short Fund
January 31, 2018 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Short
Amsterdam Exchange
Index	8	2/2018	(1,110,134)[a]	(1,110,350)	(216)
CAC 40 10 Euro	103	2/2018	(7,043,034)[a]	(7,008,486)	34,548
DAX	12	3/2018	(4,887,306)[a]	(4,909,677)	(22,371)
DJ Euro Stoxx 50	376	3/2018	(16,593,780)[a]	(16,805,721)	(211,941)
FTSE 100	33	3/2018	(3,496,919)[a]	(3,498,665)	(1,746)
Gross Unrealized Appreciation					34,548
Gross Unrealized Depreciation					(236,274)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	171,664,605	-	-	171,664,605
Equity Securities – Foreign
Common Stocks†	118,361,848	-	-	118,361,848
Equity Securities – Foreign
Preferred Stocks†	2,358,025	-	-	2,358,025
Registered Investment
Company	50,758,524	-	-	50,758,524
Other Financial Instruments:
Futures††	34,548	-	-	34,548
Forward Foreign Currency
Exchange Contracts††	-	500,349	-	500,349
Options Purchased	3,253,807	-	-	3,253,807
Swaps††	-	1,218,685	-	1,218,685
Liabilities ($)
Other Financial Instruments:
Futures††	(236,274)	-	-	(236,274)
Forward Foreign Currency
Exchange Contracts††	-	(1,894,667)	-	(1,894,667)
Options Written	-	(53,909)	-	(53,909)
Swaps††	-	(1,057,630)	-	(1,057,630)
Securities Sold Short:
Equity Securities – Domestic
Common Stocks†††	(59,797,587)	-	-	(59,797,587)
Equity Securities – Foreign
Common Stocks†††	(26,738,608)	-	-	(26,738,608)
Exchange-Traded Funds†††	(24,740,619)	-	-	(24,740,619)
Master Limited Partnerships†	(230,265)	-	-	(230,265)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.
††† See Statement of Securities Sold Short for additional detailed categorizations.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Select Managers Long/Short Fund
January 31, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount	Value ($)
Call Options:
Discovery Communications,	Goldman Sachs
March 2018 @ 25	International	83	207,500	(8,715)
Discovery Communications,	JP Morgan Chase
March 2018 @ 27.5	Bank	39	107,250	(1,658)
VMWARE,	Credit Suisse
February 2018 @ 131	International	9	117,900	(2,889)
Put Options:
CVS Health	Goldman Sachs
February 2018 @ 70	International	21	147,000	(420)
Discovery Communications,	Goldman Sachs
March 2018 @ 20	International	63	126,000	(1,890)
Discovery Communications,	JP Morgan Chase
March 2018 @ 22.5	Bank	11	24,750	(660)
Qualcomm,	Goldman Sachs
March 2018 @ 57.35	International	43	246,605	(3,268)
S&P 500 Index,	Morgan Stanley
February 2018 @ 266	Capital Services	46	1,223,600	(22,080)
S&P 500 Index,	Goldman Sachs
February 2018 @ 269	International	14	376,600	(8,960)
United Technologies,	Morgan Stanley
March 2018 @ 120	Capital Services	55	660,000	(1,678)
Vaneck Vectors Semiconductor
ETF,	Credit Suisse
February 2018 @ 93	International	19	176,700	(323)
Vaneck Vectors Semiconductor
ETF,	Goldman Sachs
February 2018 @ 94	International	8	75,200	(168)
Vaneck Vectors Semiconductor
ETF,	Morgan Stanley
February 2018 @ 98	Capital Services	10	98,000	(420)
Vaneck Vectors Semiconductor
ETF,	Credit Suisse
February 2018 @ 99	International	15	148,500	(780)
Total Options Written
(premiums received $59,136)				(53,909)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Select Managers Long/Short Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Morgan Stanley Capital Services
		United States
Canadian Dollar	750,000	Dollar	592,160	3/15/18	17,891
		United States
Swiss Franc	237,238	Dollar	254,963	2/2/18	(74)
		United States
Swiss Franc	2,520,000	Dollar	2,594,122	2/21/18	117,429
		United States
Swiss Franc	2,000,000	Dollar	2,038,128	3/15/18	117,706
		United States
Danish Krone	27,148,000	Dollar	4,520,013	2/21/18	14,753
		United States
Euro	1,297,515	Dollar	1,611,059	2/2/18	(120)
		United States
Euro	2,630,000	Dollar	3,262,634	2/21/18	6,703
		United States
Euro	2,100,000	Dollar	2,496,112	3/15/18	118,299
		United States
Euro	1,119,000	Dollar	1,396,177	3/21/18	(2,438)
		United States
British Pound	864,000	Dollar	1,180,492	2/21/18	47,152
		United States
Polish Zloty	620,000	Dollar	186,435	3/21/18	(1,016)
		United States
Swedish Krona	16,649,763	Dollar	2,111,923	2/2/18	1,018
		United States
Swedish Krona	53,288,000	Dollar	6,715,298	2/21/18	55,973
United States
Dollar	9,873,330	Swiss Franc	9,524,000	2/21/18	(374,611)
United States
Dollar	4,388,348	Danish Krone	27,148,000	2/21/18	(146,418)
United States
Dollar	20,680,657	Euro	17,222,000	2/21/18	(727,906)
United States
Dollar	181,709	Euro	146,464	2/28/18	(433)
United States
Dollar	1,870,649	Euro	1,500,000	3/15/18	3,213
United States
Dollar	5,617,490	Euro	4,671,000	3/21/18	(200,342)
United States		Hong Kong
Dollar	1,230,309	Dollars	9,622,617	2/2/18	212
United States
Dollar	6,500,000	Indian Rupee	429,455,000	4/18/18	(186,136)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Morgan Stanley Capital Services (continued)
United States
Dollar	752,247	Polish Zloty	2,620,000	3/21/18	(31,298)
United States
Dollar	8,208,446	Swedish Krona	66,360,000	2/21/18	(223,875)
Gross Unrealized Appreciation					500,349
Gross Unrealized Depreciation					(1,894,667)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Select Managers Long/Short Fund
January 31, 2018 (Unaudited)

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount	Entity	Counterparty	Expiration	(Depreciation) ($)
		Abertis	Morgan Stanley
Receive	935,142	Infraestructuras	Capital Services	12/27/2018	55,048
			Morgan Stanley
Receive	621,177	ADP	Capital Services	11/19/2018	123,099
			Morgan Stanley
Receive	1,547,254	Air Group	Capital Services	11/19/2018	34,601
			Morgan Stanley
Receive	1,838,342	Airbus Group	Capital Services	11/19/2018	125,414
			Morgan Stanley
Receive	252,889	Antofafasta	Capital Services	11/19/2018	(29)
			Morgan Stanley
Receive	1,165,014	Arkema	Capital Services	11/19/2018	(7,770)
			Morgan Stanley
Receive	1,081,458	Ashtead Group	Capital Services	11/19/2018	130,807
			Morgan Stanley
Receive	617,323	Atos SE	Capital Services	11/19/2018	16,809
			Morgan Stanley
Receive	1,848,504	AXA	Capital Services	11/19/2018	88,261
		Banco Santander,	Morgan Stanley
Receive	870,058	ADR	Capital Services	11/19/2018	(86)
			Morgan Stanley
Receive	1,033,355	BHP Billiton	Capital Services	11/19/2018	(18,503)
			Morgan Stanley
Receive	103,631	Booker Group	Capital Services	2/25/2019	(2,613)
			Morgan Stanley
Receive	1,892,729	Bouygues SA	Capital Services	11/19/2018	71,592
			Morgan Stanley
Receive	1,206,462	Buwog-Gemein	Capital Services	12/27/2018	6,884
		Cie Generale des
		Etablissements	Morgan Stanley
Receive	953,571	Michelin	Capital Services	11/19/2018	8,138
			Morgan Stanley
Receive	583,857	Danone	Capital Services	11/19/2018	(10,837)
			Morgan Stanley
Receive	616,373	DS Smith	Capital Services	11/19/2018	(11,448)
			Morgan Stanley
Receive	274,935	easyJet	Capital Services	11/19/2018	(31)
			Morgan Stanley
Receive	1,858,995	Eiffage	Capital Services	11/19/2018	131,873
			Morgan Stanley
Receive	589,872	Eurazeo	Capital Services	11/19/2018	61,790
			Morgan Stanley
Receive	1,023,742	Eurofins Scientific	Capital Services	11/19/2018	(19,032)
			Morgan Stanley
Receive	333,326	Experian	Capital Services	11/19/2018	(38)
			Morgan Stanley
Receive	77,347	GKN	Capital Services	2/25/2019	(4,204)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount	Entity	Counterparty	Expiration	(Depreciation) ($)
			Morgan Stanley
Receive	1,756,994	HSBC Holdings PLC	Capital Services	11/19/2018	(101,977)
			Morgan Stanley
Receive	175,212	Intu Properties	Capital Services	2/25/2019	(10,992)
			Morgan Stanley
Receive	14,021	IWG	Capital Services	2/25/2019	(15)
			Morgan Stanley
Receive	579,205	Kering	Capital Services	11/19/2018	27,576
		Ladbrokes Coral	Morgan Stanley
Receive	1,022,969	Group	Capital Services	2/25/2019	(90,086)
			Morgan Stanley
Receive	1,094,378	Linde AG	Capital Services	12/27/2018	(21,044)
		LVMH Moet
		Hennessy Louis	Morgan Stanley
Receive	1,296,952	Vuitton	Capital Services	11/19/2018	(143)
			Morgan Stanley
Receive	658,217	Orange	Capital Services	11/19/2018	(9,730)
			Morgan Stanley
Receive	1,692,068	Renault	Capital Services	11/19/2018	84,406
			Morgan Stanley
Receive	580,726	Repsol	Capital Services	11/19/2018	(22,992)
		Royal Bank of	Morgan Stanley
Receive	1,047,486	Scotland Group	Capital Services	11/19/2018	38,239
			Morgan Stanley
Receive	1,287,344	Safran	Capital Services	11/19/2018	47,039
			Morgan Stanley
Receive	887,577	Schneider Electric	Capital Services	11/19/2018	46,355
			Morgan Stanley
Receive	955,241	TechnipFMC	Capital Services	11/19/2018	(52,645)
			Morgan Stanley
Receive	86,225	UBM	Capital Services	2/25/2019	4,968
			Morgan Stanley
Receive	821,361	Vallourec	Capital Services	11/19/2018	(53,171)
			Morgan Stanley
Receive	1,875,087	Vinci	Capital Services	11/19/2018	(421)
			Morgan Stanley
Pay	822,366	Custom Thai Banks	Capital Services	5/22/2019	(159,260)
			Morgan Stanley
Pay	742,346	GVC Holding	Capital Services	2/25/2019	5,379
			Morgan Stanley
Pay	180,348	Hammerson	Capital Services	2/25/2019	9,478
			Morgan Stanley
Pay	73,773	Informa	Capital Services	2/25/2019	(1,098)
			Morgan Stanley
Pay	1,190,411	Linde AG	Capital Services	12/27/2018	44,939
			Morgan Stanley
Pay	61,164	Melrose Industries	Capital Services	2/25/2019	2,556
		MSCI Daily TR Gross	Morgan Stanley
Pay	848,006	Emerging Market	Capital Services	5/22/2019	(223,963)
			Morgan Stanley
Pay	3,579,708	SGX MSCI Indonesia	Capital Services	5/22/2019	51,508

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount	Entity	Counterparty	Expiration	(Depreciation) ($)
		Siam Commercial	Morgan Stanley
Pay	450,837	Bank	Capital Services	5/22/2019	(49,780)
			Morgan Stanley
Pay	703,900	Straits Times Index	Capital Services	5/22/2019	(102,077)
		Taiwan Stock	Morgan Stanley
Pay	3,191,055	Exchange Future	Capital Services	5/22/2019	(83,645)
			Morgan Stanley
Pay	82,147	Tesco	Capital Services	2/25/2019	1,926

Gross Unrealized Appreciation					1,218,685
Gross Unrealized Depreciation					(1,057,630)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the

NOTES

obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2018, accumulated net unrealized appreciation on investments was $30,137,154, consisting of $44,319,769 gross unrealized appreciation and $14,182,615 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Registered Investment Companies - 96.0%
Domestic Fixed Income - 90.0%
BNY Mellon Corporate Bond Fund, Cl. M	3,116,898	[a]	39,958,634
BNY Mellon Municipal Opportunities
Fund, Cl. M	10,453,781	[a,b]	136,212,764
Dreyfus Floating Rate Income Fund, Cl. Y	8,304,217	[a]	100,896,237
Dreyfus High Yield Fund, Cl. I	23,128,325	[a,b]	145,708,448
			422,776,083
Foreign Fixed Income - 6.0%
Dreyfus Global Dynamic Bond Fund, Cl. Y	2,290,906	[a]	28,017,782
Total Registered Investment Companies (cost $454,348,057)			450,793,865

Investment Companies - 3.1%
Foreign Fixed Income - 3.1%
TCW Emerging Markets Income Fund, Cl.
I
(cost $14,376,568)	1,677,586	[a]	14,393,690
Total Investments (cost $468,724,625)	99.1%		465,187,555
Cash and Receivables (Net)	.9%		4,442,976
Net Assets	100.0%		469,630,531

[a]	Investment in affiliated mutual fund.
[b]

The fund's investment in the BNY Mellon Municipal Opportunities Fund and Dreyfus High Yield Fund represents 29.0% and 31.0%, respectively, of the fund's net assets. BNY Mellon Municipal Opportunities Fund seeks to provide total return (consisting of capital appreciation and current income) and Dreyfus High Yield Fund seeks to maximize total return consisting of current income exempt from federal income tax and capital appreciation.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Foreign Investment
Company	14,393,690	-	-	14,393,690
Registered Investment
Companies	450,793,865	-	-	450,793,865

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2018, accumulated net unrealized depreciation on investments was $3,537,070, consisting of $1,306,111 gross unrealized appreciation and $4,843,181 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)